Segments - Non current assets by country (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 67,038	$ 64,414
Norway [Member]
Disclosure of geographical areas [line items]
Non-current assets	32,977	33,242
United States [Member]
Disclosure of geographical areas [line items]
Non-current assets	12,587	12,343
Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	10,871	9,400
UK [Member]
Disclosure of geographical areas [line items]
Non-current assets	5,535	3,688
Azerbaijan [Member]
Disclosure of geographical areas [line items]
Non-current assets	1,157	1,171
Canada [Member]
Disclosure of geographical areas [line items]
Non-current assets	1,103	895
Angola [Member]
Disclosure of geographical areas [line items]
Non-current assets	973	497
Algeria [Member]
Disclosure of geographical areas [line items]
Non-current assets	648	615
Argentina [Member]
Disclosure of geographical areas [line items]
Non-current assets	474	622
Denmark [Member]
Disclosure of geographical areas [line items]
Non-current assets	447	270
Other Countries [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 265	$ 1,672